Capital Management and Dividends - Additional Information (Detail) AUD / shares in Units, $ / shares in Units, AUD in Millions, $ in Millions		3 Months Ended			12 Months Ended
	May 18, 2017 $ / shares	Mar. 31, 2017	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 AUD AUD / shares shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Dividends Payable [Line Items]
Aggregate cost of common stock repurchased | $					$ 99.8	$ 22.3	$ 9.1
Ordinary dividend record date		Jun. 08, 2017
Ordinary dividend payment Date		Aug. 04, 2017
Subsequent Event [Member]
Dividends Payable [Line Items]
Ordinary dividend declared | $ / shares	$ 28.0
Fiscal 2017 Program [Member]
Dividends Payable [Line Items]
Aggregate cost of common stock repurchased			$ 99.8	AUD 131.4	$ 100.0
Aggregate number of common stock repurchased and cancelled | shares			6,090,133	6,090,133
Average price paid per share of common stock repurchased and cancelled | (per share)			$ 16.40	AUD 21.58